Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 7,913,888	$ 11,249,703	$ 14,009,913
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation of property, plant and equipment	5,740,644	4,418,774	3,016,946
Written off property, plant and equipment	976,665	614,527	2,007,477
Allowance for credit losses	71,499	(43,797)	18,630
Amortization of intangible assets	8,232	9,003	7,402
Amortization of land use right	28,268	27,472	22,933
Amortization of right-of-use asset	188,547	91,368	134,971
Deferred income taxes	179,709	(30,365)	(43,378)
Changes in operating assets and liabilities:
Accounts receivable	971,285	(376,692)	(3,310,188)
Inventories	(1,382,638)	(1,880,144)	1,152,696
Prepaid expenses and other current assets	(26,066,519)	(3,857,006)	1,139,213
Other non-current assets	(19,993)	17,241	30,893
Accounts payable	1,936,768	309,118	671,155
Notes Payable	(2,567,022)	2,934,530
Deferred revenue	(14,699)	(18,621)	(19,737)
Taxes payable	273,294	(853,909)	(859,792)
Lease liabilities	(350,332)	111,330	(124,456)
Accrued expenses and other payables	(1,040,922)	(238,724)	(203,052)
Net cash provided by (used in) operating activities	(13,153,326)	12,483,808	17,651,626
Cash flows from investing activities:
Purchase of property, plant and equipment	(4,540,858)	(10,102,478)	(217,053)
Purchase of intangible assets	(6,720)	(548)	(5,113)
Net cash used in investing activities	(4,547,578)	(10,103,026)	(222,166)
Cash flows from financing activities:
Issuance of ordinary shares, net of offering costs	1,129,944	6,232,872
Proceeds from short-term loans	13,155,825	7,123,971	6,478,964
Proceeds from long-term loans	15,443,795	650,747	4,647,953
Repayment of short-term loans	(9,151,878)	(6,712,972)	(3,802,870)
Repayment of long-term loans	(13,080,751)	(2,880,120)	(591,558)
Deferred offering costs			(605,866)
Net cash provided by financing activities	7,496,935	4,414,498	6,126,623
Effect of exchange rate changes	6,775,569	(8,950,790)	13,817
Net increase (decrease) in cash	(3,428,400)	(2,155,510)	23,569,900
Cash and cash equivalents at beginning of the year	88,808,084	90,963,594	67,393,694
Cash and cash equivalents at end of the year	85,379,684	88,808,084	90,963,594
Supplemental disclosures of cash flows information:
Cash paid for income taxes	1,110,288	2,352,255	5,310,182
Cash paid for interest expense	1,047,746	992,556	923,699
Supplemental disclosures of non-cash information:
Lease liabilities arising from obtaining right-of-use assets	$ 26,030	$ 183,839	$ 15,225